Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Liabilities [Abstract]
Schedule Of Other Liabilities

	December 31, 2025	December 31, 2024
Financial guarantee liability (A)	147	219
Deferred share units liability (B)	7,624	7,093
Loyalty liability	270	—
	8,041	7,312